Accounting principles and Policies - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounting principles and policies [line items]
Profit sharing costs and royalties due to the counterparty included in cost of sales	£ 1	£ (7)	£ 45
Licences and franchises
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Bottom of range
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2
Bottom of range | Pharmaceuticals
Disclosure of accounting principles and policies [line items]
Amortisation rate, Intangible assets other than goodwill	80.00%
Bottom of range | Pharmaceuticals | Remaining book value
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Bottom of range | Vaccines
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Bottom of range | ERP software systems
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Bottom of range | Other computer software
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Top of range
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2
Top of range | Pharmaceuticals
Disclosure of accounting principles and policies [line items]
Amortisation rate, Intangible assets other than goodwill	90.00%
Top of range | Pharmaceuticals | Remaining book value
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Top of range | Vaccines
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Top of range | ERP software systems
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Top of range | Other computer software
Disclosure of accounting principles and policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years